Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                  May 24, 2010



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisors Disciplined Trust 526
                       (File No. 333-165700) (CIK 1483642)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 21, 2010.

                                Very truly yours,

                                Advisors Disciplined Trust 526

                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President